Absolute Return Fund
Absolute Return Fund
Investment Objective

First Eagle Absolute Return Fund (the “Fund”) seeks long-term absolute returns. An “absolute” return refers to a return on investment that is evaluated on its own merits and not by reference to a benchmark or other similar “relative” return.

Fees and Expenses of the Absolute Return Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 38 and 42, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Absolute Return Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Absolute Return Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.43%	2.42%	2.43%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Operating Expenses (%)		3.57%	4.31%	3.32%
Fee Waiver/Expense Reimbursement		(2.22%)	(2.21%)	(2.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	[2]	1.35%	2.10%	1.10%
[1]	"Other expenses" shown reflect actual expenses for the Fund for the fiscal year ended October 31, 2014, adjusted to reflect certain estimated expenses for fiscal year 2015.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, so that the total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses) of Class A, Class C and Class I shares do not exceed 1.35%, 2.10% and 1.10%, respectively, through the date that is one year after the shares of the Fund are made available for purchase by the general public (the "Fee Waiver and Expense Reimbursement Agreement"). The Fee Waiver and Expense Reimbursement Agreement may be terminated before its expiration only by a decision of the Board of Trustees. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, provided that such recoupment would not cause the Fund to exceed the Fund's operating expense limit in effect at the time of either the recoupment (if any) or the waiver/reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example Absolute Return Fund (USD $)	1 Year	3 Years
Class A	631	1,344
Class C	313	1,106
Class I	112	814

Held
Expense Example No Redemption Absolute Return Fund (USD $)	1 Year	3 Years
Class A	631	1,344
Class C	213	1,106
Class I	112	814

Portfolio Turnover Rate

There are transaction costs due to the bid/ask spread in the case of bonds, commissions in the case of stocks and similar charges for other instruments. The Fund pays these transaction costs when it buys and sells securities and other instruments (or otherwise “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.77% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment objective is to achieve long-term absolute returns. An “absolute” return refers to a return on investment that is evaluated on its own merits and not by reference to a benchmark or other similar “relative” return. To achieve its investment objective, the Fund will make direct and indirect investments in both long and short positions in a wide range of asset classes, including equities, fixed income, currencies and commodities. The Adviser uses fundamental and quantitative analysis to determine portfolio allocations. This multi-asset approach is intended to create the potential for the Fund to perform well with less volatility in a variety of market environments, even those in which equity investments or fixed income investments may struggle, although there can be no guarantee that this will be the case. The Fund’s exposure to asset classes, sectors, securities, commodities, markets and currencies will typically be achieved through investments in derivative instruments, including credit default swaps and other swap contracts. The Fund will use derivatives and other leveraged instruments to adjust or increase its exposure to asset classes when seeking to achieve the desired volatility target. The Fund believes that the use of derivatives generally enables the Fund to implement its investment strategy more efficiently and to gain more exposure to various asset classes than would be possible by investing in more traditional asset classes (e.g., stocks and bonds) directly. The Fund expects to be an active trader in the markets and may change its exposures to asset classes many times during the year.

The Fund will generally be managed using three main investment components—a flexible risk factor allocation strategy and, to a lesser extent, a tail risk hedging strategy (which is described below) and an opportunistic strategy (also described below). The flexible risk allocation strategy will typically be the primary strategy used by the Fund. This strategy seeks to balance exposures and risk across and within asset classes, sectors, markets and macro environments with a goal of achieving improved risk diversification than would a less balanced portfolio. Risk can be evaluated in different ways, but is considered by the Fund to be most appropriately measured by market price volatility. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. An investment fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

The strategy of allocating the Fund’s assets among many asset classes generally depends upon the Fund’s ability to understand the behavior of asset classes across different economic environments. Expected returns and volatility for different asset classes vary over time, as do the correlations of different asset classes. To address this variation, the allocations are flexible, which means they are adjusted to take advantage of opportunities that arise from different economic conditions. Asset classes may not perform as expected or they may not display the anticipated level of correlation. If the Fund’s assessment of the risk and return potential of asset classes is incorrect, the Fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments. If the assessment of the correlations between different asset classes is incorrect, the Fund may not achieve the anticipated level of diversification, which may increase the risk of underperformance or negative performance. In addition, particular investments made within each asset class may not perform as expected.

The Fund may also use a tail risk hedging strategy to attempt to generate gains and to mitigate the downside risk to the Fund’s portfolio during extreme negative market environments. In particular, the Fund may enter into derivative and other transactions that the Adviser believes would increase in value during the occurrence of “tail events.” Tail events could include periods that are characterized by (i) a substantial decline in the equity markets, (ii) a substantial widening in credit spreads, and/or (iii) a substantial increase in market volatility. Credit spreads refer to the difference or “spread” between the interest rates charged for various types of borrowing and an accepted baseline such as the interest rate for comparable duration U.S. Treasury securities.

The Fund may also use an opportunistic strategy that selectively seeks return opportunities across, among other potential investments, global interest rate instruments, equities, currencies, fixed income and commodities. These are often event-driven opportunities presented as a result of perceived market anomalies and inefficiencies that may require a specific event or catalyst to capture value.

The Fund’s equity and fixed income exposure may be achieved primarily through investments in derivatives and other investments that track equity and fixed income indices from developed and emerging market countries, although the Fund may invest directly in equities. The Fund may invest in securities of exchange traded funds (“ETFs”). In addition, the Fund may invest in rights, warrants, standby commitment agreements and other securities of any corporation or entity and in rights and options, including “put” and “call” options or any combination thereof written by the Fund or by others, on stocks, bonds, market indices, swaps, non-U.S. currencies and financial futures contracts. The Fund may invest in equities or other instruments relating to companies of any market capitalization.

The Fund may invest in investment grade and non-investment grade fixed and floating rate debt securities of a wide range of issuers, including without limitation government bonds (including Treasury Inflation Protected Securities (“TIPS”), government agency debt, non-U.S. sovereign debt, corporate bonds, floating rate notes, preferred stocks, structured securities, convertible securities and bank loans, as well as financial derivative instruments relating to such securities. Non-investment grade instruments are sometimes referred to as “junk bonds.” The Fund may invest in debt securities of any maturity (e.g., both long-term and short-term debt). Again, fixed income exposure may be achieved directly or through investments in various derivatives.

The Fund may invest in currencies, both directly and indirectly, including through a range of currency-related derivative instruments, including forward foreign currency exchange contracts, currency futures, currency options, options on currency futures and currency swaps.

The Fund may invest in real estate-related investments such as real estate investment trusts (“REITs”). The Fund also may invest in mortgage-backed securities (including on a “to-be-announced” basis), adjustable-rate mortgage-backed securities and collateralized mortgage obligations, as well as other asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations.

A significant portion of the assets of the Fund may be maintained directly or indirectly in money market instruments, including U.S. government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, and cash and cash equivalents, as margin and collateral for the Fund’s obligations under derivative transactions.

The Fund may invest in bankers’ acceptances, certificates of deposit, discount notes and commercial paper.

Derivative instruments may be over-the-counter or exchange-traded and may include, but are not limited to, swaps (including interest rate swaps, total rate of return swaps and credit default swaps), swaptions, fixed income and equity options, fixed income and equity futures and currency transactions (including forward currency contracts and currency options). Derivatives may be used for investment and hedging purposes.

While applicable regulations set minimum issuer diversification requirements and limits on industry concentration, there otherwise are no restrictions on the types of issuers the Fund may invest in and no restrictions on ratings on individual securities or average portfolio quality.

The Fund’s performance over short-term periods is expected to be volatile because of the significant investment in instruments that have a leveraging effect. The Fund may have highly leveraged exposure to one or more asset classes at times. The Investment Company Act of 1940 (the “1940 Act”) imposes certain limitations on the Fund’s ability to use leverage, which are sometimes referred to as “asset coverage” requirements. However, the Fund is not subject to any additional limitations on its exposures. While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions or uses certain other derivative instruments.

The Fund may make some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The investment strategy (including the use of operational leverage, short sales and derivatives) involves significant risks and is speculative and may result in substantial losses. The Fund is a non-diversified fund, meaning it may invest in a smaller number of investments than would a fund that invests more widely. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of fluctuations in the Fund’s net asset value, which may be significant and rapid.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

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Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

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Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, e.g., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

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Counterparty Risk — In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

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Correlation Risk — The correlations of different asset classes may vary over time. Asset classes may not display the anticipated level of correlation to one another. If the Fund’s assessment of the correlations between different asset classes is incorrect, the Fund may not achieve its objectives.

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Clearing House/Clearing Member Risk — Transactions in some types of derivative transactions are required to be centrally cleared by a clearing house through a clearing member. In a transaction involving such “cleared derivatives,” the Fund’s counterparty is a clearing house, rather than a bank or broker. Clearing houses, like derivative counterparties generally, may have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements could expose the Fund to greater credit risk to the clearing house or other party holding margin for the Fund. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection.

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Credit Default Swap Agreements Risk — The Fund may enter into credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). As a “seller” of credit protection, the Fund generally is exposed to the risk of default or non-payment on the part of underlying borrower, potentially to the full amount owed.

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Derivatives Risk — Futures contracts, swap contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and involve the risk of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss, which could also lead to an increase in redemptions of Fund shares. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Commodities Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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CFTC Regulation Risk — The Adviser is registered with the Commodity Futures Trading Commission (CFTC) as a commodity pool operator (“CPO”). Under the CFTC’s “harmonization” rules with respect to registered investment companies, the Adviser generally is not subject to the CFTC’s recordkeeping, reporting and disclosure requirements with respect to the Fund. The Adviser and the Fund instead are permitted, and intend, to comply with customary SEC rules applicable to registered investment companies under what the CFTC’s harmonization rules term a program of “substituted compliance.” Certain filings still are required with the CFTC, including a notice to claim reliance on substituted compliance and periodic non-public filings on CFTC Form CPO-PQR.

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Interest Rate Swap Contracts — The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. The Fund may be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

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Investment in Other Investment Companies — As with other investments, investments in other investment companies, including exchange traded funds (ETFs), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

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Leverage Risk — As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. The futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. The net asset value of the Fund employing leverage of any kind will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

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Fixed Income/Interest Rate Risk — As part of the Fund’s principal investment strategy, the Fund will make investments in fixed income instruments. Fixed income securities such as bonds are issued to evidence loans that investors make to corporations and governments, either foreign or domestic. If prevailing interest rates fall, the market values of fixed- income securities tend to rise. Conversely, if prevailing interest rates rise, the market values of fixed income securities generally fall. In general, the shorter the maturity of a fixed income security, the lower the yield but the greater the price stability. These factors may have an effect on the value of the Fund.

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Model and Data Risk — The Adviser may use quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties to assist in making investment and hedging decisions and to provide risk management insights. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and any hedging based on faulty or incorrect information may prove to be unsuccessful. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

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Non-Diversified Status Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers or deal with a smaller number of counterparties, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or counterparty than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

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Subsidiary Risk — By investing in the Subsidiary, the Fund would be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

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Tax Risk — In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information (“SAI”). Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

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TIPS and Inflation-Linked Bonds Risk — The value of Treasury inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

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U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by the full faith and credit of the United States.

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Non-U.S. Sovereign Debt Risk — As part of the Fund’s principal investment strategy, the Fund may make investments in non-U.S. fixed income securities that are obligations of sovereign governments. A government’s willingness to repay its debt often is a function of its political system or government leadership. A government may decide not to repay its debt, even if it has the ability to do so. This risk is magnified following a change of government or in countries with unstable governments. As with any fixed income securities, non-U.S. sovereign debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. Ratings agencies take into account willingness to pay as well as ability to pay when evaluating sovereign credits.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
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Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

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High Yield Risk — The Fund may invest in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments may experience.

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Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds and levered loans, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

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High Portfolio Turnover Risk — The Fund’s investment strategies, which permit the Fund to hold instruments of any remaining duration and to trade those securities rather than hold them to maturity, may result in high turnover rates. This may increase the Fund’s brokerage commission costs in the case of stocks, costs related to the bid/ask spread in the case of bonds or derivatives or similar charges for other instruments, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

•	Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.
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Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

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Real Estate Risk — The Fund may invest REITs, which are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT). The Fund may also invest in mortgage-backed investments, which carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise.

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Prepayment Risk — Certain instruments, especially asset-backed securities and mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

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Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

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Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments (particularly investments in emerging markets) are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, adverse changes to government regulations, and illiquidity.

•	Active Trading Risk — The Fund’s active trading strategies may lose money or may not earn a return sufficient to cover trading and other costs.
•	Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.
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Options Risk — The Fund may engage in various options transactions in which the Fund seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

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Tail Risk Hedging Risk — The Fund may purchase instruments designed to mitigate tail event risk. These instruments involve a high degree of risk. With respect to securities or instruments the performance of which is related to the occurrence or non-occurrence of tail events (“tail event instruments”), the type, frequency and severity of the tail events are difficult to predict or model.

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Opportunistic Trading (Event Driven) Risk — An “opportunistic” or event driven investment approach carries the risk that the event (sometimes called a catalyst) required to create value in a particular investment occurs later than expected, does not occur at all, or does not have the desired effect on the market price of investment.

•	Short Selling Risk — Short selling may result in losses if the securities appreciate in value.
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Other Investments — In addition to the principal investment strategies described above, the Fund may make other types of investments, such as investments in preferred stocks. These practices may be subject to other risks.

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New Fund Risk — The Fund has only a limited operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Trust may determine to liquidate the Fund.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.

Investment Results
The Absolute Return Fund commenced operations on May 14, 2014 and, as of the date of this prospectus, does not yet have a full calendar year’s investment performance.